Consolidated Statements of Shareholders' Deficit - USD ($)	Members' Equity	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning balance, value at Dec. 31, 2016	$ 742,313	$ 0	$ 0	$ (2,066,785)	$ (1,324,472)
Common stock converted from LLC Units, value converted	(742,313)
Common stock converted from LLC Units, stock issued		22,500,000
Common stock converted from LLC Units, value		$ 2,500	719,813
Common stock issued in settlement of debt, shares		500,000
Common stock issued in settlement of debt, value		$ 500	499,500		500,000
Sale of common stock, shares		2,046,000
Sale of common stock, value		$ 2,036	1,953,966		1,956,002
Stock based compensation			84,837		84,837
Net loss				(2,577,395)	(2,577,395)
Ending balance, shares at Dec. 31, 2017		25,046,000
Ending balance, value at Dec. 31, 2017	0	$ 25,036	3,258,116	(4,644,180)	(1,361,028)
Clawback of stock granted, shares		(375,000)
Clawback of stock granted, value		$ (375)	375
Payment of outstanding balance for PPM			80,000		80,000
Stock based compensation			213,955		213,955
Warrants			4,525		4,525
Net loss				(1,281,698)	(1,281,698)
Ending balance, shares at Jun. 30, 2018		24,808,000
Ending balance, value at Jun. 30, 2018		$ 24,808	3,656,284	(5,925,878)	(2,244,246)
Beginning balance, shares at Dec. 31, 2017		25,046,000
Beginning balance, value at Dec. 31, 2017	0	$ 25,036	3,258,116	(4,644,180)	(1,361,028)
Clawback of stock granted, shares		(375,000)
Clawback of stock granted, value		$ (375)	375
Payment of outstanding balance for PPM			80,000		80,000
Stock based compensation			1,345,825		1,345,825
Stock grant program vesting, shares		558,833
Stock grant program vesting, value		$ 569	(569)
Warrants			4,525		4,525
Net loss				(3,895,873)	(3,895,873)
Ending balance, shares at Dec. 31, 2018		25,229,833
Ending balance, value at Dec. 31, 2018	0	$ 25,230	4,688,272	(8,540,053)	(3,826,551)
Beginning balance, shares at Mar. 31, 2018		24,671,000
Beginning balance, value at Mar. 31, 2018		$ 24,661	3,538,341	(5,426,829)	(1,863,827)
Stock based compensation			114,105		114,105
Warrants			4,525		4,525
Net loss				(499,049)	(499,049)
Ending balance, shares at Jun. 30, 2018		24,808,000
Ending balance, value at Jun. 30, 2018		$ 24,808	3,656,284	(5,925,878)	(2,244,246)
Beginning balance, shares at Dec. 31, 2018		25,229,833
Beginning balance, value at Dec. 31, 2018	$ 0	$ 25,230	4,688,272	(8,540,053)	(3,826,551)
Stock based compensation			1,097,137		1,097,137
Warrants			614,041		614,041
Net loss				(2,909,874)	(2,909,874)
Ending balance, shares at Jun. 30, 2019		25,820,633
Ending balance, value at Jun. 30, 2019		$ 25,821	8,438,943	(11,449,927)	(2,985,163)
Beginning balance, shares at Mar. 31, 2019		25,749,833
Beginning balance, value at Mar. 31, 2019		$ 25,750	6,515,229	(10,021,524)	(3,480,545)
Stock based compensation			508,440		508,440
Warrants			512,300		512,300
Net loss				(1,428,403)	(1,428,403)
Ending balance, shares at Jun. 30, 2019		25,820,633
Ending balance, value at Jun. 30, 2019		$ 25,821	$ 8,438,943	$ (11,449,927)	$ (2,985,163)